FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	$ (62,284,840)	$ (64,665,662)
Recurring basis
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(2,381,326)	(1,860,812)
Recurring basis | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(2,381,326)	(1,860,812)
Recurring basis | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(895,947)	(772,361)
Recurring basis | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(880,614)	(768,015)
Recurring basis | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(15,333)	(4,346)
Recurring basis | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,418,778)	(1,029,951)
Recurring basis | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(615,625)	(652,610)
Recurring basis | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(803,153)	(377,341)
Recurring basis | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(66,601)	(58,500)
Recurring basis | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(66,601)	(58,500)
Recurring basis | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(26,957)	(6,895)
Recurring basis | Level 1 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(26,957)	(6,895)
Recurring basis | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(26,940)	(6,895)
Recurring basis | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(26,940)	(6,895)
Recurring basis | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(17)
Recurring basis | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(17)
Recurring basis | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(2,260,171)	(1,732,699)
Recurring basis | Level 2 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(2,260,171)	(1,732,699)
Recurring basis | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(838,693)	(662,923)
Recurring basis | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(823,360)	(658,776)
Recurring basis | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(15,333)	(4,147)
Recurring basis | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(1,354,894)	(1,011,276)
Recurring basis | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(581,120)	(642,206)
Recurring basis | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(773,774)	(369,070)
Recurring basis | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(66,584)	(58,500)
Recurring basis | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(66,584)	(58,500)
Recurring basis | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(94,198)	(121,218)
Recurring basis | Level 3 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(94,198)	(121,218)
Recurring basis | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(57,254)	(109,438)
Recurring basis | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(57,254)	(109,239)
Recurring basis | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value		(199)
Recurring basis | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(36,944)	(11,780)
Recurring basis | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	(34,505)	(10,404)
Recurring basis | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial liabilities, at fair value	$ (2,439)	$ (1,376)